Risk Management (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Collateral posted for commodity derivative instruments	$ 2.0		$ 4.3	$ 16.8
Products and services sold
Derivative [Line Items]
Gain (Loss) on derivative instruments not designated as hedging			7.8	18.9	$ 51.2
Commodity contract
Derivative [Line Items]
Gain (Loss) on derivative instruments not designated as hedging	5.4	$ 1.2
Aggregate fair value of commodity derivative instruments			$ 13.9	3.3
Collateral posted for commodity derivative instruments	$ 0.1			0.1
Price Risk Contracts | Maximum
Derivative [Line Items]
Remaining maturity	36 months		28 months
Percent of contracts expiring in next twelve months	81.00%		81.00%
Commodity contract with credit contingent features
Derivative [Line Items]
Aggregate fair value of commodity derivative instruments	$ 4.8		$ 13.9
NYMEX Derivative Liability
Derivative [Line Items]
Aggregate fair value of commodity derivative instruments			14.3	20.8
Derivative Asset	4.6		14.3
NYMEX Margin Deposit
Derivative [Line Items]
NYMEX margin deposit	$ 0.9		$ 4.2	$ 26.7